LEASES - Lessor (Details) $ in Thousands	9 Months Ended	12 Months Ended			36 Months Ended	48 Months Ended
	Sep. 30, 2014 facility MW	Dec. 31, 2015 USD ($) facility MW	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Apr. 30, 2013	Apr. 30, 2013	Mar. 31, 2016 USD ($)
Operating leases - LESSOR
Generating units, accumulated depreciation | $		$ 2,240,732	$ 2,129,173				$ 2,268,672
Gas tolling arrangement
Operating leases - LESSOR
Lease revenues | $		30,100	30,600	$ 25,800
Generation plant | $		223,000	232,000
Generating units, accumulated depreciation | $		$ 106,000	$ 108,000
Gas tolling arrangement | J. M. Shafer Generating Station
Operating leases - LESSOR
Megawatt usage | MW		272
Gas tolling arrangement | J. M. Shafer Generating Station | Third Party
Operating leases - LESSOR
Megawatt usage | MW		122
Gas tolling arrangement | Knutson Generating Station
Operating leases - LESSOR
Contract suspension (in years)					3 years
Gas tolling arrangement | Knutson Generating Station | Third Party
Operating leases - LESSOR
Number of generating station units		2
Gas tolling arrangement | Limon Generating Station
Operating leases - LESSOR
Number of generating station units		2
Contract suspension (in years)						4 years
Gas tolling arrangement | Limon Generating Station | Third Party
Operating leases - LESSOR
Number of generating station units		1
Gas tolling arrangement | Pyramid Generating Station
Operating leases - LESSOR
Megawatt usage | MW	40
Number of generating station units	4
Gas tolling arrangement | Pyramid Generating Station | Third Party
Operating leases - LESSOR
Number of generating station units	1